INCOME TAXES	6 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
10.
  INCOME TAXES

The Company files a consolidated federal income tax return. The Company uses the specific charge-off method for computing reserves for bad debts. Generally this method allows the Company to deduct an annual addition to the reserve for bad debt equal to its net charge-offs.

The provision for income taxes for the six-months ended March 31, 2013 and 2012 (unaudited) and the years ended September 30, 2012 and 2011 consists of the following:

	Six Months Ended March 31,		Year Ended September 30,
	2013	2012	2012	2011
	(unaudited)
	(Dollars in Thousands)
Current:
Federal (benefit) expense	$(435)	$505	$321	$1,536
Total current taxes	(435)	505	321	1,536
Deferred income tax expense (benefit)	972	(11)	961	(1,748)
Total income tax provision (benefit)	$537	$494	$1,282	$(212)

Items that gave rise to significant portions of deferred income taxes are as follows:

	March 31, 2013	September 30,
		2012	2011
	(unaudited)
	(Dollars in Thousands)
Deferred tax assets:
Deposit premium	$—	$20	$69
Allowance for loan losses	1,962	2,302	2,695
Real estate owned expenses	222	301	101
Non-accrual interest	119	196	128
Accrued vacation	94	95	78
Capital loss carryforward	1,718	1,262	1,986
Impairment loss	1,113	1,562	1,510
Post-retirement benefit plans	133	135	176
Split dollar life insurance	22	22	31
Employee benefit plans	352	386	345
Total deferred tax assets	5,735	6,281	7,119
Valuation allowance	(2,274)	(2,046)	(2,009)
Total deferred tax assets, net of valuation allowance	3,461	4,235	5,110
Deferred tax liabilities:
Unrealized gain on available for sale securities	470	661	1,161
Property	517	526	545
Mortgage servicing	—	—	1
Deferred loan fees	506	299	192
Total deferred tax liabilities	1,493	1,486	1,899
Net deferred tax asset	$1,968	$2,749	$3,211

The Company establishes a valuation allowance for deferred tax assets when management believes that the deferred tax assets are not likely to be realized either through a carry back to taxable income in prior years, future reversals of existing taxable temporary differences, and, to a lesser extent, future taxable income. The tax deduction generated by the redemption of the shares of the mutual fund and the subsequent impairment charge on the assets acquired through the redemption in kind are considered a capital loss and can only be utilized to the extent of capital gains over a five year period, resulting in the establishment of a valuation allowance for the carryforward period which expires beginning in 2013. The valuation allowance totaled $2.3 million March 31, 2013 (unaudited) and $2.0 million at both September 30, 2012 and 2011.

The income tax expense differs from that computed at the statutory federal corporate tax rate as follows:

	Six Months Ended March 31,
	2013		2012
	Amount	Percentage of Pretax Income	Amount	Percentage of Pretax Income (Loss)
	(unaudited)
	(Dollars in Thousands)
Tax at statutory rate	$280	34.0%	$334	34.0%
Adjustments resulting from:
Valuation allowance	228	27.7	102	10.4
Income from bank owned life insurance	(35)	(4.3)	(30)	(3.0)
Employee benefit plans	64	7.8	80	8.1
Other	—	—	8	0.8
Income tax expense per statements of income	$537	65.2%	$494	50.3%

	Year Ended September 30,
	2012		2011
	Amount	Percentage of Pretax Income	Amount	Percentage of Pretax Income (Loss)
	(Dollars in Thousands)
Tax at statutory rate	$1,318	34.0%	$(34)	(34.0)%
Adjustments resulting from:
Valuation allowance	37	0.9	(200)	(200.0)
Income from bank owned life insurance	(160)	(4.1)	(65)	(65.0)
Employee benefit plans	92	2.4	84	84.0
Other	(5)	(0.1)	3	3.0
Income tax expense (benefit) per statements of income	$1,282	33.1%	$(212)	(212.0)%

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statements of Operations as a component of income tax expense. As of March 31, 2013, the Internal Revenue Service conducted an audit of the Company’s tax returns for the year ended September 30, 2010, and no adverse findings were reported. The Company’s federal and state income tax returns for taxable years through September 30, 2008 have been closed for purposes of examination by the Internal Revenue Service and the Pennsylvania Department of Revenue.